Nature of business operations	12 Months Ended
Dec. 31, 2018
Nature of business operations
Nature of business operations

1.           Nature of business operations

Grupo Aeroportuario del Centro Norte, S. A. B. de C. V. (“GACN” or the “Company”), is an indirect subsidiary of Controladora de Operaciones de Infraestructura, S.A. de C.V. (“CONOISA”) and indirect subsidiary of ICA Tenedora, S. A.  de C.V. (“ICATEN”), the ultimate parent company. GACN is a holding company, whose subsidiaries are engaged in the administration, operation, and use of 13 airports under a concession granted by the Mexican Government through the Ministry of Communications and Transportation. The airports are located in the following cities: Monterrey, Acapulco, Mazatlán, Zihuatanejo, Ciudad Juárez, Reynosa, Chihuahua, Culiacán, Durango, San Luis Potosí, Tampico, Torreón and Zacatecas. The Company also generates revenue from hotel services provided by Consorcio Grupo Hotelero T2, S.A. de C.V. (the Terminal 2 NH Hotel) and Consorcio Hotelero Aeropuerto Monterrey, S.A.P.I. de C.V. (the Hilton Garden Inn Hotel), located at Terminal 2 of the Mexico City International Airport and at Monterrey International Airport, respectively.

The address of the Company’s corporate office is Lázaro Cárdenas #2225 5th Floor, Valle Oriente, San Pedro Garza García, Nuevo León, Zip Code 66269.